UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO         April 20, 2012
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           51
Form 13F Information Table Value Total:     $313,701
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                          TITLE
                                            OF                    VALUE    SHRS OR          INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                            CLASS       CUSIP      (X$1000)  PRN AMT  SH/ PRN DISCRETION  SOLE SHARED NONE
INTERNATIONAL BUSINESS MACHINE             COM     459200101      15,085    72,300     SH       SOLE                 72,300
BERKSHIRE HATHAWAY                         COM     084670108      12,312      101      SH       SOLE                   101
ROYAL DUTCH SHELL PLC - ADR A              ADR     780259206      12,264    174,880    SH       SOLE                 174,880
PEPSICO INCORPORATED                       COM     713448108      11,806    177,930    SH       SOLE                 177,930
PHILIP MORRIS INTERNATIONAL                COM     718172109      10,133    114,350    SH       SOLE                 114,350
CATERPILLAR TRACTOR CO                     COM     149123101      10,045    94,300     SH       SOLE                 94,300
UNION PACIFIC CORPORATION                  COM     907818108      9,447     87,900     SH       SOLE                 87,900
PROCTER & GAMBLE CO                        COM     742718109      9,415     140,090    SH       SOLE                 140,090
EXXON MOBIL CORPORATION                    COM     30231G102      9,337     107,652    SH       SOLE                 107,652
3M COMPANY                                 COM     88579Y101      9,017     101,080    SH       SOLE                 101,080
SCHLUMBERGER LTD                           COM     806857108      8,683     124,160    SH       SOLE                 124,160
ORACLE CORP                                COM     68389X105      8,322     285,380    SH       SOLE                 285,380
JM SMUCKER CO                              COM     832696405      7,902     97,120     SH       SOLE                 97,120
WAL-MART STORES                            COM     931142103      7,897     129,042    SH       SOLE                 129,042
BHP BILLITON LTD - SPON ADR                ADR     088606108      7,315     101,030    SH       SOLE                 101,030
EMERSON ELECTRIC CO                        COM     291011104      7,147     136,970    SH       SOLE                 136,970
INTEL CORP                                 COM     458140100      7,131     253,650    SH       SOLE                 253,650
GENERAL ELECTRIC COMPANY                   COM     369604103      7,095     353,490    SH       SOLE                 353,490
MEAD JOHNSON NUTRITION CO                  COM     582839106      6,774     82,130     SH       SOLE                 82,130
PRAXAIR INC                                COM     74005P104      6,665     58,140     SH       SOLE                 58,140
ILLINOIS TOOL WORKS                        COM     452308109      6,621     115,920    SH       SOLE                 115,920
VISA INC/A                                 COM     92826C839      6,609     56,010     SH       SOLE                 56,010
AMETEK INC                                 COM     031100100      6,498     133,950    SH       SOLE                 133,950
COVIDIEN LTD                               COM     G2554F113      6,280     114,850    SH       SOLE                 114,850
ABBOTT LABS                                COM     002824100      6,258     102,100    SH       SOLE                 102,100
PFIZER INC                                 COM     717081103      6,103     269,500    SH       SOLE                 269,500
LOWE'S CORP                                COM     548661107      5,739     182,900    SH       SOLE                 182,900
YUM BRANDS INC                             COM     988498101      5,457     76,670     SH       SOLE                 76,670
MERCK & CO.                                COM     58933Y105      5,162     134,440    SH       SOLE                 134,440
CISCO SYSTEMS INC                          COM     17275R102      4,962     234,600    SH       SOLE                 234,600
AMERICAN EXPRESS COMPANY                   COM     025816109      4,874     84,240     SH       SOLE                 84,240
CME GROUP INC                              COM     12572Q105      4,867     16,820     SH       SOLE                 16,820
HSBC HOLDINGS PLC-SPONS ADR                ADR     404280406      4,664     105,060    SH       SOLE                 105,060
FRANKLIN RESOURCES                         COM     354613101      4,573     36,870     SH       SOLE                 36,870
TARGET CORP                                COM     87612E106      4,455     76,450     SH       SOLE                 76,450
ENSCO PLC                                  ADR     29358Q109      4,451     84,100     SH       SOLE                 84,100
KOHL'S CORP                                COM     500255104      4,253     85,000     SH       SOLE                 85,000
ENBRIDGE INC.                              COM     29250N105      4,239     109,120    SH       SOLE                 109,120
ECOLAB INC                                 COM     278865100      3,840     62,214     SH       SOLE                 62,214
HEWLETT-PACKARD CO.                        COM     428236103      3,715     155,910    SH       SOLE                 155,910
FLOWSERVE CORP                             COM     34354P105      3,679     31,850     SH       SOLE                 31,850
SPECTRA ENERGY CORP                        COM     847560109      3,443     109,120    SH       SOLE                 109,120
HOSPIRA INC                                COM     441060100      3,316     88,700     SH       SOLE                 88,700
AVON PRODUCTS                              COM     054303102      3,024     156,180    SH       SOLE                 156,180
ITC HOLDINGS CORP                          COM     465685105      2,771     36,010     SH       SOLE                 36,010
ALERE INC                                  COM     01449J105      2,345     90,140     SH       SOLE                 90,140
BP P.L.C.                                  ADR     055622104      2,340     52,000     SH       SOLE                 52,000
WEATHERFORD INTERNATIONAL                  COM     H27013103      2,122     140,600    SH       SOLE                 140,600
TEVA PHARMACEUTICAL INDUSTRIES LTD         ADR     881624209      1,987     44,100     SH       SOLE                 44,100
VERISK ANALYTICS INC - CLASS A             COM     92345Y106       831      17,700     SH       SOLE                 17,700
BERKSHIRE HATHAWAY INC-CL B                COM     084670702       432       5,320     SH       SOLE                  5,320


GRAND TOTALS                                                     313,701   5,700,139

